Commitments and contingencies - Operating lease commitment (Details) - Office rental - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Payment due by schedule
Less than 1 year	¥ 8,220
1 - 2 years	7,581
2 - 3 years	3,791
More than 3 years	0
Total	19,592
Operating lease expenses	¥ 10,773	¥ 16,410	¥ 18,624